United States Securities and Exchange Commission

Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

Name:  Foster & Motley, Inc.
Address:  6725 Miami Road, Suite 200
                Cincinnati, OH  45243


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wm. Mark Motley
Title:  Principal
Phone:  513-561-6640

Signature, Place, and Date of Signing:

Electronic signature of Wm. Mark Motley, Cincinnati, OH, Feb 4,2005


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   108
Form 13F Information Table Value Total:  $186,391  (thousands)

List of Other Included Managers:  None


			Form 13F Information Table

	Title of				Value			Investment	Voting Auth
Name of Issuer		Class	Cusip		(x$1000)Shares		Discretion	Sole
Abbott Laboratories	com	002824100	"3,847"	"82,474"	sole		"82,474"
AFLAC Inc.		com	001055102	"2,863"	"71,874"	sole		"71,874"
Alcoa Inc.		com	013817101	"2,530"	"80,522"	sole		"80,522"
Allstate Corp		com	020002101	434	"8,394"		sole		"8,394"
ALLTEL Corp		com	020039103	"2,632"	"44,795"	sole		"44,795"
Altria Group Inc	com	02209S103	323	"5,284"		sole		"5,284"
American Int'l Grp Inc.	com	026874107	"1,807"	"27,522"	sole		"27,522"
Anheuser Busch		com	035229103	"2,159"	"42,553"	sole		"42,553"
Auto Data Processing	com	053015103	206	"4,655"		sole		"4,655"
Beckman Coulter		com	075811109	306	"4,565"		sole		"4,565"
Becton Dickinson	com	075887109	"2,282"	"40,183"	sole		"40,183"
Belo Corp		com	080555105	337	"12,860"	sole		"12,860"
Blackrock Adv Term 2005	com	09247A101	118	"11,260"	sole		"11,260"
Blackrock Ins Muni 2010	com	092474105	152	"13,450"	sole		"13,450"
Blackrock Muni Trgt2006	com	09247M105	368	"35,100"	sole		"35,100"
Blackrock Insd Muni2008	com	09247K109	190	"11,665"	sole		"11,665"
Block H&R Inc		com	093671105	991	"20,230"	sole		"20,230"
BP PLC			com	055622104	463	"7,927"		sole		"7,927"
Bristol-Myers Squibb	com	110122108	333	"13,009"	sole		"13,009"
Caterpillar Inc		com	149123101	798	"8,185"		sole		"8,185"
Chter Muni Mtg Accpsh ben int	160908109	825	"57,981"	sole		"57,981"
ChevronTexaco Corp	com	166764100	"2,930"	"55,791"	sole		"55,791"
Cincinnati Financial Cp	com	172062101	551	"12,450"	sole		"12,450"
Cintas Corporation	com	172908105	381	"8,694"		sole		"8,694"
Cisco Systems Inc.	com	17275R102	"1,004"	"51,970"	sole		"51,970"
Citigroup Inc.		com	172967101	"4,519"	"93,788"	sole		"93,788"
ConAgra Foods		com	205887102	591	"20,065"	sole		"20,065"
ConocoPhillips		com	208250104	"2,490"	"28,678"	sole		"28,678"
Deere & Co		com	244199105	"1,197"	"16,093"	sole		"16,093"
Dell Inc.		com	247025109	200	"4,750"		sole		"4,750"
Direct Insite Corp	com	25457C207	22	"13,219"	sole		"13,219"
Dollar General Corp	com	256669102	599	"28,841"	sole		"28,841"
Exxon Mobil Corporation	com	30231G102	755	"14,727"	sole		"14,727"
Federal Natl Mtg Assn	com	313586109	"1,033"	"14,500"	sole		"14,500"
Fifth Third Bancorp	com	316773100	"5,128"	"108,424"	sole		"108,424"
First Data Corporation	com	319963104	"4,463"	"104,905"	sole		"104,905"
Flextronics		ord	Y2573F102	"1,663"	"120,320"	sole		"120,320"
Fortune Brands		com	349631101	314	"4,065"		sole		"4,065"
Fdl Home Ln Mtg Corp	com	313400301	"2,683"	"36,406"	sole		"36,406"
Gallagher Arthur & Co	com	363576109	"2,026"	"62,340"	sole		"62,340"
General Dynamics	com	369550108	"1,838"	"17,570"	sole		"17,570"
General Electric	com	369604103	"5,453"	"149,392"	sole		"149,392"
Global High Inc Dllr Fd	com	37933G108	371	"18,950"	sole		"18,950"
Harley Davidson Inc	com	412822108	"3,487"	"57,395"	sole		"57,395"
Hewlett Packard Co	com	428236103	458	"21,839"	sole		"21,839"
Home Depot Inc.		com	437076102	"4,663"	"109,105"	sole		"109,105"
Illinois Tool Works	com	452308109	"2,165"	"23,359"	sole		"23,359"
Intel Corp		com	458140100	"2,616"	"111,862"	sole		"111,862"
Intl Business Machines	com	459200101	"4,797"	"48,658"	sole		"48,658"
Intermediate Muni Fund	com	45880P104	609	"65,100"	sole		"65,100"
J P Morgan Chase	com	46625H100	267	"6,842"		sole		"6,842"
Johnson & Johnson	com	478160104	"5,515"	"86,964"	sole		"86,964"
Johnson Ctls Inc	com	478366107	"2,294"	"36,161"	sole		"36,161"
Kimco Realty Corp	com	49446R109	"1,135"	"19,580"	sole		"19,580"
Kndr Mgn Engy Ptnr UTLTDPTNR	494550106	429	"9,684"		sole		"9,684"
Kinder Morgan Inc	com	49455P101	"3,100"	"42,390"	sole		"42,390"
Kraft Foods		com	50075N104	454	"12,740"	sole		"12,740"
Latin American EquityFd	com	51827Q106	443	"20,461"	sole		"20,461"
Linear Technology	com	535678106	"1,858"	"47,933"	sole		"47,933"
Lowes Companies		com	548661107	507	"8,795"		sole		"8,795"
M A F Bancorp		com	55261R108	328	"7,321"		sole		"7,321"
MBNA Corp		com	55262L900	"2,457"	"87,169"	sole		"87,169"
MS Asia Pac Fd		com	61744U106	138	"10,736"	sole		"10,736"
Mngd High Inc Portfolio	com	56166C105	217	"33,100"	sole		"33,100"
Masco Corp		com	574599106	"1,852"	"50,704"	sole		"50,704"
Maxim Integrated Prods	com	57772K101	502	"11,844"	sole		"11,844"
McCormick & Co.		com vtg	579780107	832	"21,562"	sole		"21,562"
McGraw Hill Companies	com	580645109	"2,554"	"27,895"	sole		"27,895"
Merck & Co		com	589331107	273	"8,498"		sole		"8,498"
Microsoft Corp		com	594918104	"4,513"	"168,907"	sole		"168,907"
MS Emerging Mkts Debt	com	61744H105	"2,233"	"232,355"	sole		"232,355"
MS Emerging Mkts Fd	com	61744G107	"4,663"	"265,383"	sole		"265,383"
Muni Mtg & Eqty LLC	grw shs	62624B101	837	"30,750"	sole		"30,750"
National City Corp	com	635405103	430	"11,461"	sole		"11,461"
Nike Inc Cl B		CL B	654106103	942	"10,390"	sole		"10,390"
Nokia Corp 		SponADR	654902204	"2,157"	"137,673"	sole		"137,673"
Nucor Corp		com	670346105	288	"5,496"		sole		"5,496"
Omnicom Group		com	681919106	841	"9,975"		sole		"9,975"
Oracle Corp		com	68389X105	274	"19,978"	sole		"19,978"
Outback Steakhouse	com	689899102	557	"12,160"	sole		"12,160"
PepsiCo Inc.		com	713448108	826	"15,824"	sole		"15,824"
Pfizer Inc		com	717081103	"4,327"	"160,921"	sole		"160,921"
Pitney Bowes		com	724479100	"1,554"	"33,580"	sole		"33,580"
Procter & Gamble	com	742718109	"3,163"	"57,419"	sole		"57,419"
Qualcomm Inc		com	747525103	"1,763"	"41,591"	sole		"41,591"
Roper Industries 	com	776696106	"2,692"	"44,297"	sole		"44,297"
Royal Dutch Pete Co NY	NY Reg	780257804	659	"11,479"	sole		"11,479"
Sara Lee Corp		com	803111103	"2,492"	"103,242"	sole		"103,242"
Senior High Inc Prtf	com	81721E107	333	"55,150"	sole		"55,150"
Sun Trust Banks		com	867914103	255	"3,447"		sole		"3,447"
Sysco Corp		com	871829107	234	"6,123"		sole		"6,123"
T J X Cos Inc		com	872540109	"2,824"	"112,386"	sole		"112,386"
Target Corp		com	87612E106	"3,768"	"72,565"	sole		"72,565"
Technitrol Inc.		com	878555101	"2,036"	"111,880"	sole		"111,880"
Telecom New Zealand	SponADR	879278208	"2,317"	"65,350"	sole		"65,350"
Tmpletn Emg Mkts Fd Inc	com	880191101	531	"32,187"	sole		"32,187"
Tmpletn Em Mkts Inc	com	880192109	"2,022"	"146,943"	sole		"146,943"
Tmpletn Global Inc Fd	com	880198106	191	"19,250"	sole		"19,250"
Thornburg Mortgage	com	885218107	"1,401"	"48,375"	sole		"48,375"
Total Fina S.A. ADS	SponADR	89151E109	"4,422"	"40,262"	sole		"40,262"
Unilvr NV NY Shs	NYSHS	904784709	"2,577"	"38,635"	sole		"38,635"
United Technologies	com	913017109	"4,183"	"40,477"	sole		"40,477"
UnitedHealth Group	com	91324P102	"4,099"	"46,560"	sole		"46,560"
US Bancorp		com 	902973304	"2,022"	"64,575"	sole		"64,575"
Wal-Mart Stores Inc.	com	931142103	429	"8,131"		sole		"8,131"
Washington Mutual Inc	com	939322103	"4,154"	"98,251"	sole		"98,251"
Wells Fargo & Co	com	949746101	"4,850"	"78,036"	sole		"78,036"
Wyeth			com	983024100	400	"9,400"		sole		"9,400"